STET INSTITUTIONAL TAX FREE FUND (Second Prospectus Summary) | STET INSTITUTIONAL TAX FREE FUND
INSTITUTIONAL TAX FREE FUND
Investment Goal
Preserving principal value and maintaining a high degree of liquidity while providing current income exempt from federal income taxes.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold

Fund shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	STET INSTITUTIONAL TAX FREE FUND CLASS B SHARES
Management Fees	0.04%
Distribution (12b-1) Fees	none
Other Expenses	0.70%
Total Annual Fund Operating Expenses	0.74%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
STET INSTITUTIONAL TAX FREE FUND CLASS B SHARES	76	237	411	918

Principal Investment Strategies
The Institutional Tax Free Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal money market securities (i) that pay interest that is exempt from federal income taxes and (ii) the interest on which is not a preference item for purposes of the federal alternative minimum tax. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto

Rico and other U.S. territories and possessions.

The Fund uses a sub-adviser (the Sub-Adviser) to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the

Fund's adviser (SIMC). The Sub-Adviser seeks to purchase liquid securities with appropriate maturities (i.e., that meet the maturity requirements imposed by

Rule 2a-7 under the Investment Company Act of 1940, as amended) that offer competitive yields and that are issued by financially sound issuers. The

Sub-Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.

The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes, tax-exempt commercial paper and industrial development bonds. The Fund may, to a limited extent, invest in certain taxable securities and repurchase agreements, as well as in securities subject to the alternative minimum tax or in taxable municipal securities. The Fund follows strict Securities and Exchange Commission (SEC)

rules about the credit quality, maturity and diversification of its investments.

Principal Risks
Call Risk -- Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Credit Risk -- The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Extension Risk -- The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk -- The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In addition, the Fund is subject to the risk that tax-exempt fixed income securities may underperform other fixed income market segments or the fixed income markets as a whole.

Income Risk -- An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Interest Rate Risk -- The risk that the value of fixed income securities will fall due to rising interest rates.

Municipal Securities Risk -- State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the

Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

Prepayment Risk -- The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Taxation Risk -- The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax,

including the federal alternative minimum tax.

An investment in the Fund is not insured or guaranteed by the Federal Deposit

Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information,

please call 1-800-DIAL-SEI.

Best Quarter: 0.79% (06/30/07)

Worst Quarter: 0.01% (03/31/10)

The Fund's Class B total return (pre-tax) from January 1, 2011 to September 30,

2011 was 0.04%.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
STET INSTITUTIONAL TAX FREE FUND CLASS B SHARES	0.06%	1.61%	1.45%	2.31%	Oct. 15, 1990

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.